Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [Abstract]
Schedule of Estimated Useful Lives of Fixed Assets
The annual depreciation rates for the current and comparative periods are as follows:

%
Communications network	5-15
Control and testing equipment	15-25
Equipment and infrastructure for television services	15-33
Vehicles, Computers, Furniture and Landline communications equipment	6-33

Schedule of Amortizable Useful Lives for Intangible Assets
The annual amortization rates for the current and comparative periods are as follows:

%
Licenses and Frequencies	4-7	(mainly 4)
Information systems	25
Software	15-25
Customer acquisition costs	33-50
Customer relationship and brand	10-16